Note 10 - Capital Stock (Details Textual) - 12 months ended Dec. 31, 2017	USD ($)	CAD CAD / shares
FC Co [Member] | First Payment [Member]
Percentage Payment of Shares Outstanding	5.00%
Payment Formula Base Price		CAD 2.351
FC Co [Member] | Second Payment [Member]
Percentage Payment of Shares Outstanding	5.00%
Payment Formula Base Price		CAD 4.578
Multiple Voting Shares [Member]
Number of Votes for Multiple Voting Shares	20
Subordinate Voting Shares [Member]
Share Price | CAD / shares		CAD 87.93
Contingent Liabiilty Upon Sale of Control | $	$ 251,220